UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from January 1, 2013 to January 31, 2013

Commission File Number of issuing entity: 333-182087-01

DRYROCK ISSUANCE TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-182087-02

DRYROCK FUNDING LLC
(Exact name of depositor as specified in its charter)

Commission File Number of sponsor: 333-182087

BARCLAYS BANK DELAWARE
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6324196
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association Rodney Square North 1100 North Market Street Wilmington, DE (Address of principal executive offices of issuing entity)	19890 (Zip Code)

(302) 651-1000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on February 15, 2013 for the monthly distribution period from January 1, 2013 to January 31, 2013 (the “Original 10-D”). This Form 10-D/A re-states the servicing fee paid to the servicer in the Series 2012-1 and Series 2012-2 Monthly Servicer Statements attached as Exhibit 99 to the Original 10-D. The re-stated servicing fee amount paid to the servicer, and other amounts impacted thereby (available shared excess finance charge collections and the amount returned to the holder of the transferor interest), are reflected and reported in the revised Monthly Servicer Statements attached to this Form 10-D/A as Exhibit 99.

PART II – OTHER INFORMATION

ITEM 9 – Exhibit

Exhibit 99  Monthly Servicer Statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: Febuary 28, 2013

DRYROCK FUNDING LLC (Depositor) By: /s/ Yasser Rezvi ________________________________________________
Name: Yasser Rezvi Title: President